Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2023

Shares/
Principal Amounts Value
Asset-Backed Securities - 0.5%
Exeter Automobile Receivables Trust, 6.1100%, 9/15/25 $ 3,500,000 $ 3,500,808
Santander Drive Auto Receivables Trust, 6.0800%, 8/17/26 6,500,000 6,500,728
Total Asset-Backed Securities (cost $9,999,547) 10,001,536
Corporate Bonds - 75.6%
Basic Materials - 1.8%
Celanese US Holdings LLC, 5.9000%, 7/5/24 2,127,000 2,123,209
Celanese US Holdings LLC, 6.0500%, 3/15/25 15,225,000 15,210,769
Georgia-Pacific LLC, 0.6250%, 5/15/24 (144A) 24,000,000 23,077,506
40,411,484
Communications - 0.1%
Optus Finance Pty. Ltd., 3.2500%, 9/6/23 AUD 750,000 504,708
Optus Finance Pty. Ltd., 1.6000%, 7/1/25 1,000,000 631,590
1,136,298
Consumer, Cyclical - 7.9%
BMW US Capital LLC, 0.7500%, 8/12/24 (144A) $ 4,500,000 4,285,113
BMW US Capital LLC, SOFRINDX + 0.8400%, 6.1709%, 4/1/25 (144A)
‡
7,025,000 7,043,549
BMW US Capital LLC, 1.2500%, 8/12/26 (144A) 300,000 268,555
General Motors Financial Co., Inc., 1.0500%, 3/8/24 10,895,000 10,583,205
General Motors Financial Co., Inc., 1.2000%, 10/15/24 8,650,000 8,198,161
General Motors Financial Co., Inc., 6.0500%, 10/10/25 1,250,000 1,260,218
General Motors Financial Co., Inc., 5.4000%, 4/6/26 3,230,000 3,211,215
General Motors Financial of Canada Ltd., 3.2500%, 11/7/23 CAD 17,000,000 12,833,854
Hyundai Capital America, 1.2500%, 9/18/23 (144A) $ 4,270,000 4,243,736
Hyundai Capital America, 0.8000%, 1/8/24 (144A) 9,700,000 9,484,904
Hyundai Capital America, 0.8750%, 6/14/24 (144A) 2,960,000 2,836,063
Hyundai Capital America, 1.0000%, 9/17/24 (144A) 3,225,000 3,048,694
Hyundai Capital America, 5.5000%, 3/30/26 (144A) 10,125,000 10,081,749
Hyundai Capital America, 5.6500%, 6/26/26 (144A) 7,645,000 7,625,835
Lowe's Cos., Inc., 4.4000%, 9/8/25 4,920,000 4,828,342
Lowe's Cos., Inc., 4.8000%, 4/1/26 6,575,000 6,527,500
McDonald's Corp., 3.0000%, 3/8/24 AUD 6,750,000 4,498,905
McDonald's Corp., 90 Day Australian Bank Bill Rate + 1.1300%, 5.3319%, 3/8/24
‡
1,910,000 1,289,389
McDonald's Corp., 3.1250%, 3/4/25 CAD 17,080,000 12,517,677
Mercedes-Benz Australia, 0.7500%, 1/22/24 AUD 810,000 535,366
Mercedes-Benz Finance North America LLC, 4.9500%, 3/30/25 (144A) $ 9,350,000 9,292,122
Mercedes-Benz Finance North America LLC, 5.2000%, 8/3/26 (144A) 12,100,000 12,086,085
Volkswagen Financial Services Australia Pty. Ltd., 1.4000%, 8/25/25 AUD 13,370,000 8,286,642
Volkswagen Group of America Finance LLC, 0.8750%, 11/22/23 (144A) $ 13,000,000 12,794,876
Warnermedia Holdings, Inc., 3.4280%, 3/15/24 12,375,000 12,182,199
Warnermedia Holdings, Inc., 6.4120%, 3/15/26 4,950,000 4,958,371
174,802,325
Consumer, Non-cyclical - 13.9%
Amgen, Inc., 5.2500%, 3/2/25 4,650,000 4,637,054
Amgen, Inc., 5.5070%, 3/2/26 20,025,000 20,025,456
Avery Dennison Corp., 0.8500%, 8/15/24 6,650,000 6,304,283
Cardinal Health, Inc., 3.0790%, 6/15/24 21,500,000 20,993,635
Cargill, Inc., 3.5000%, 4/22/25 (144A) 4,675,000 4,541,492
Cargill, Inc., 4.8750%, 10/10/25 (144A) 7,375,000 7,335,780
Cargill, Inc., 4.5000%, 6/24/26 (144A) 5,750,000 5,676,226
Conagra Brands, Inc., 0.5000%, 8/11/23 4,500,000 4,493,864
Constellation Brands, Inc., 5.0000%, 2/2/26 6,600,000 6,530,118
CVS Health Corp., 5.0000%, 2/20/26 6,675,000 6,652,131
Elevance Health, Inc., 4.9000%, 2/8/26 13,500,000 13,332,634
GE HealthCare Technologies, Inc., 5.5500%, 11/15/24 24,975,000 24,946,953

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2023

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer, Non-cyclical - (continued)
HCA, Inc., 5.8750%, 2/15/26 $ 22,285,000 $ 22,347,077
Humana, Inc., 5.7000%, 3/13/26 20,000,000 19,998,383
Humana, Inc., 1.3500%, 2/3/27 4,550,000 3,984,177
Illumina, Inc., 5.8000%, 12/12/25 22,875,000 22,964,146
Lonsdale Finance Pty. Ltd., 2.4500%, 11/20/26 AUD 5,310,000 3,264,173
Lonsdale Finance Pty. Ltd., 2.1000%, 10/15/27 3,800,000 2,229,262
Mondelez International Holdings Netherlands BV, 0.7500%, 9/24/24 (144A) $ 5,775,000 5,451,785
Mondelez International Holdings Netherlands BV, 4.2500%, 9/15/25 (144A) 7,400,000 7,241,142
Mondelez International, Inc., 2.1250%, 3/17/24 3,275,000 3,200,920
Mondelez International, Inc., 3.2500%, 3/7/25 CAD 4,650,000 3,399,048
Pfizer Investment Enterprises Pte. Ltd., 4.4500%, 5/19/26 $ 26,550,000 26,226,920
Revvity, Inc., 0.5500%, 9/15/23 4,825,000 4,794,356
Revvity, Inc., 0.8500%, 9/15/24 10,050,000 9,499,058
Roche Holdings, Inc., 1.8820%, 3/8/24 (144A) 17,700,000 17,297,231
Thermo Fisher Scientific, Inc., 0.7970%, 10/18/23 14,900,000 14,744,610
Thermo Fisher Scientific, Inc., 1.2150%, 10/18/24 14,250,000 13,527,865
Universal Health Services, Inc., 1.6500%, 9/1/26 2,700,000 2,387,081
308,026,860
Energy - 3.5%
Enbridge, Inc., 4.0000%, 10/1/23 13,066,000 13,021,371
Enbridge, Inc., 2.1500%, 2/16/24 6,550,000 6,410,949
Enbridge, Inc., SOFRINDX + 0.6300%, 5.9970%, 2/16/24
‡
6,800,000 6,803,013
Energy Transfer LP, 4.2000%, 9/15/23 14,297,000 14,264,672
Energy Transfer LP, 4.9000%, 2/1/24 14,630,000 14,521,548
Energy Transfer LP, 4.2500%, 4/1/24 6,561,000 6,493,508
Harvest Operations Corp., 1.0000%, 4/26/24 (144A) 6,150,000 5,925,094
Williams Cos., Inc. (The), 5.4000%, 3/2/26 10,050,000 10,069,902
77,510,057
Financial - 40.8%
AerCap Ireland Capital DAC, 1.1500%, 10/29/23 20,700,000 20,445,414
AerCap Ireland Capital DAC, 1.6500%, 10/29/24 14,925,000 14,102,735
AerCap Ireland Capital DAC, 1.7500%, 10/29/24 16,000,000 15,128,685
AerCap Ireland Capital DAC, 3.6500%, 7/21/27 3,095,000 2,857,105
Air Lease Corp., 0.8000%, 8/18/24 16,350,000 15,497,839
Air Lease Corp., 1.8750%, 8/15/26 6,235,000 5,586,232
American Express Co., SOFRINDX + 0.7200%, 6.0866%, 5/3/24
‡
6,875,000 6,885,412
American Express Co., SOFR + 0.9300%, 6.2819%, 3/4/25
‡
12,900,000 12,952,285
American Express Co., SOFR + 0.9990%, 4.9900%, 5/1/26
‡
9,450,000 9,340,172
ANZ New Zealand Int'l Ltd., 3.4000%, 3/19/24 (144A) 1,000,000 984,322
ANZ New Zealand Int'l Ltd., 1.2500%, 6/22/26 (144A) 13,900,000 12,368,780
Athene Global Funding, 2.5140%, 3/8/24 (144A) 2,500,000 2,441,787
Athene Global Funding, 1.7160%, 1/7/25 (144A) 5,156,000 4,806,846
Athene Global Funding, 1.6080%, 6/29/26 (144A) 20,235,000 17,635,125
Athene Global Funding, 4.7600%, 4/21/27 AUD 1,000,000 636,217
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
0.8300%, 5.1807%, 3/31/26
‡
500,000 337,912
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
2.0000%, 6.3500%, 7/26/29
‡
24,510,000 16,626,976
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
1.8500%, 5.7976%, 2/26/31
‡
150,000 101,433
Aviation Capital Group LLC, 1.9500%, 1/30/26 (144A) $ 12,940,000 11,625,597
Aviation Capital Group LLC, 1.9500%, 9/20/26 (144A) 15,250,000 13,354,209
Banco Santander SA, 3.4960%, 3/24/25 28,400,000 27,329,641

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2023

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Bank of America Corp., CDOR USD 3 Month + 0.8980%, 2.9320%, 4/25/25
‡
CAD 9,950,000 $ 7,402,876
Bank of America Corp., SOFR + 1.1100%, 3.8410%, 4/25/25
‡
$ 4,670,000 4,600,657
Bank of America Corp., SOFR + 1.1500%, 1.3190%, 6/19/26
‡
25,135,000 23,090,719
Bank of America Corp., SOFR + 1.6300%, 5.2020%, 4/25/29
‡
9,655,000 9,589,707
Bank of Queensland Ltd., 90 Day Australian Bank Bill Rate + 1.6000%,
5.8569%, 7/29/31
‡
AUD 3,500,000 2,300,740
Bendigo & Adelaide Bank Ltd., 90 Day Australian Bank Bill Rate + 1.2500%,
5.1459%, 5/15/26
‡
13,600,000 9,191,708
Bendigo & Adelaide Bank Ltd., 90 Day Australian Bank Bill Rate + 2.4500%,
6.4080%, 11/30/28
‡
27,600,000 18,641,594
Bendigo & Adelaide Bank Ltd., 90 Day Australian Bank Bill Rate + 1.4800%,
5.7691%, 10/14/31
‡
800,000 519,964
Charter Hall LWR Pty. Ltd., 2.0860%, 3/3/28 3,270,000 1,830,152
Citigroup, Inc., SOFR + 1.3720%, 6.7229%, 5/24/25
‡
$ 5,000,000 5,025,062
Citigroup, Inc., SOFR + 2.8420%, 3.1060%, 4/8/26
‡
100,000 95,714
Citigroup, Inc., SOFR + 1.5460%, 5.6100%, 9/29/26
‡
35,000,000 34,925,820
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.1300%,
5.4313%, 1/11/24
‡
AUD 200,000 135,235
Commonwealth Bank of Australia, 4.2000%, 8/18/25 600,000 398,837
Commonwealth Bank of Australia, 5.3160%, 3/13/26 $ 14,875,000 14,940,381
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.8000%,
6.0165%, 9/10/30
‡
AUD 12,500,000 8,463,556
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.3200%,
5.2367%, 8/20/31
‡
16,600,000 10,992,506
Computershare US, Inc., 3.1470%, 11/30/27 1,070,000 645,205
Corebridge Financial, Inc., 3.5000%, 4/4/25 $ 11,975,000 11,491,996
DBS Group Holdings Ltd., 1.1690%, 11/22/24 (144A) 15,000,000 14,194,471
DBS Group Holdings Ltd., USD ICE Swap Rate 5 Year + 1.5900%,
4.5200%, 12/11/28 (144A)
‡
3,600,000 3,577,752
DBS Group Holdings Ltd., USD ICE Swap Rate 5 Year + 1.5900%,
4.5200%, 12/11/28
‡
3,470,000 3,448,555
Goldman Sachs Group, Inc. (The), SOFR + 0.5050%, 0.6570%, 9/10/24
‡
17,625,000 17,512,212
GPT Wholesale Shopping Centre Fund No. 1, 3.9930%, 9/11/24 AUD 5,780,000 3,840,302
Heritage and People's Choice Ltd., 90 Day Australian Bank Bill Rate + 2.4000%,
6.7024%, 9/16/31
‡
1,000,000 644,647
Insurance Australia Group Ltd., 90 Day Australian Bank Bill Rate + 2.4500%,
6.6860%, 12/15/36
‡
8,550,000 5,794,258
Insurance Australia Group Ltd., 90 Day Australian Bank Bill Rate + 2.1000%,
6.3360%, 6/15/44
‡
17,350,000 11,698,973
Insurance Australia Group Ltd., 90 Day Australian Bank Bill Rate + 2.3500%,
6.5860%, 6/15/45
‡
6,730,000 4,558,033
JPMorgan Chase & Co., SOFR + 0.9150%, 2.5950%, 2/24/26
‡
$ 23,200,000 22,147,458
JPMorgan Chase & Co., CME Term SOFR 3 Month + 1.5066%,
3.9600%, 1/29/27
‡
13,450,000 12,987,809
JPMorgan Chase & Co., SOFR + 1.5600%, 4.3230%, 4/26/28
‡
19,900,000 19,279,362
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 2.3500%,
6.2976%, 2/26/24
‡
AUD 9,440,000 6,327,051
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 2.4500%,
6.7653%, 3/17/25
‡
3,280,000 2,163,327
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 2.5500%,
6.4797%, 5/25/26
‡
11,620,000 7,564,774
Lloyds Banking Group plc, 3.9000%, 11/23/23 3,850,000 2,581,377
Lloyds Banking Group plc, 3.9000%, 3/12/24 $ 4,880,000 4,816,119

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2023

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Lloyds Banking Group plc, US Treasury Yield Curve Rate T Note Constant Maturity
1 Year + 1.4800%, 5.9850%, 8/7/27
‡
$ 3,600,000 $ 3,600,000
Macquarie Bank Ltd., 90 Day Australian Bank Bill Rate + 2.9000%,
6.8537%, 5/28/30
‡
AUD 19,800,000 13,551,436
Macquarie Bank Ltd., 90 Day Australian Bank Bill Rate + 1.5500%,
5.8653%, 6/17/31
‡
11,700,000 7,800,552
Macquarie Group Ltd., 6.2070%, 11/22/24 (144A) $ 28,900,000 28,893,918
Macquarie Group Ltd., SOFR + 0.6940%, 1.2010%, 10/14/25 (144A)
‡
6,725,000 6,334,325
Macquarie Group Ltd., SOFR + 0.9100%, 1.6290%, 9/23/27 (144A)
‡
2,100,000 1,839,858
Morgan Stanley, SOFR + 0.5090%, 0.7910%, 1/22/25
‡
17,600,000 17,156,557
Morgan Stanley, SOFR + 0.5600%, 1.1640%, 10/21/25
‡
11,700,000 10,996,285
Morgan Stanley, SOFR + 1.9900%, 2.1880%, 4/28/26
‡
1,400,000 1,317,218
Morgan Stanley, SOFR + 1.7700%, 6.1380%, 10/16/26
‡
16,250,000 16,449,516
Morgan Stanley Bank NA, SOFR + 0.7800%, 6.0883%, 7/16/25
‡
9,000,000 9,011,430
Nasdaq, Inc., 5.6500%, 6/28/25 4,940,000 4,947,964
National Australia Bank Ltd., 90 Day Australian Bank Bill Rate + 0.7800%,
4.6650%, 5/12/26
‡
AUD 10,000,000 6,744,887
National Australia Bank Ltd., 90 Day Australian Bank Bill Rate + 2.1500%,
6.0726%, 5/17/29
‡
14,920,000 10,115,373
National Australia Bank Ltd., 90 Day Australian Bank Bill Rate + 1.7000%,
5.6186%, 11/18/30
‡
24,275,000 16,332,354
NatWest Group plc, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
+ 1.3500%, 5.8470%, 3/2/27
‡
$ 13,400,000 13,321,808
Nordea Bank Abp, SOFR + 0.9600%, 6.3112%, 6/6/25 (144A)
‡
6,925,000 6,940,661
Royal Bank of Canada, 5.2000%, 7/20/26 22,100,000 22,109,095
Santander UK Group Holdings plc, SOFR + 2.7490%, 6.8330%, 11/21/26
‡
14,190,000 14,381,475
Suncorp Group Ltd., 90 Day Australian Bank Bill Rate + 2.1500%,
6.2226%, 12/5/28
‡
AUD 18,590,000 12,555,307
Suncorp-Metway Ltd., 3.3000%, 4/15/24 (144A) $ 9,990,000 9,808,156
Toronto-Dominion Bank (The), 4.2850%, 9/13/24 2,800,000 2,757,474
Toronto-Dominion Bank (The), 2.6670%, 9/9/25 CAD 18,500,000 13,245,789
Toronto-Dominion Bank (The), 5.5320%, 7/17/26 $ 6,650,000 6,680,034
VER Finco Pty. Ltd., 2.4000%, 9/21/28 AUD 2,230,000 1,251,464
Vicinity Centres Trust, 3.5000%, 4/26/24 5,700,000 3,797,120
Vicinity Centres Trust, 90 Day Australian Bank Bill Rate + 1.4200%,
5.7180%, 6/27/25
‡
610,000 412,684
Vicinity Centres Trust, 4.0000%, 4/26/27 150,000 95,821
Wells Fargo & Co., 2.5090%, 10/27/23 CAD 15,000,000 11,314,416
Wells Fargo & Co., SOFR + 0.5100%, 0.8050%, 5/19/25
‡
$ 6,880,000 6,591,968
Wells Fargo & Co., CME Term SOFR 3 Month + 1.0116%, 2.1640%, 2/11/26
‡
9,590,000 9,063,411
Wells Fargo & Co., SOFR + 1.3200%, 6.6345%, 4/25/26
‡
3,500,000 3,529,547
Wells Fargo & Co., CDOR USD 3 Month + 1.0650%, 4.1680%, 4/28/26
‡
CAD 16,000,000 11,780,255
Wells Fargo & Co., SOFR + 2.0000%, 2.1880%, 4/30/26
‡
$ 13,000,000 12,225,101
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 0.9500%,
4.8622%, 11/16/23
‡
AUD 14,600,000 9,853,619
Westpac Banking Corp., 5.3500%, 10/18/24 $ 8,000,000 7,981,634
Westpac Banking Corp., 4.6000%, 2/16/26 AUD 3,100,000 2,071,773
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.2300%,
5.1043%, 11/11/27
‡
3,300,000 2,252,371
Westpac Banking Corp., 5-year AUD Swap Offer Rate + 1.8300%,
4.3340%, 8/16/29
‡
14,022,000 9,271,913
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.9800%,
5.9337%, 8/27/29
‡
6,700,000 4,544,939

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2023

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.5500%,
5.8069%, 1/29/31
‡
AUD 11,800,000 $ 7,901,083
Willis North America, Inc., 3.6000%, 5/15/24 $ 23,144,000 22,709,175
902,003,399
Industrial - 1.4%
Canadian Pacific Railway Co., 1.3500%, 12/2/24 10,175,000 9,612,680
CNH Industrial Capital Australia Pty. Ltd., 1.7500%, 7/8/24 AUD 3,600,000 2,348,824
DAE Funding LLC, 1.5500%, 8/1/24 (144A) $ 13,450,000 12,822,300
New Terminal Financing Co. Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.4500%,
5.7550%, 7/12/24
‡
AUD 8,980,000 6,032,948
30,816,752
Technology - 2.1%
Fidelity National Information Services, Inc., 4.5000%, 7/15/25 $ 6,860,000 6,729,795
Fiserv, Inc., 3.8000%, 10/1/23 22,245,000 22,162,468
VMware, Inc., 1.0000%, 8/15/24 11,867,000 11,288,812
VMware, Inc., 1.4000%, 8/15/26 6,550,000 5,803,176
45,984,251
Utilities - 4.1%
Ausgrid Finance Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.1000%,
4.9715%, 2/5/24
‡
AUD 1,570,000 1,058,527
Ausgrid Finance Pty. Ltd., 3.7500%, 10/30/24 17,320,000 11,477,411
Ausgrid Finance Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.2200%,
5.4769%, 10/30/24
‡
22,900,000 15,477,465
DTE Energy Co., 4.2200%, 11/1/24
Ç
$ 18,735,000 18,374,148
DTE Energy Co., 4.8750%, 6/1/28 5,085,000 5,022,765
Duke Energy Corp., 5.0000%, 12/8/25 10,325,000 10,252,262
ElectraNet Pty. Ltd., 2.4737%, 12/15/28 AUD 1,930,000 1,097,544
ETSA Utilities Finance Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.0400%,
5.2565%, 12/13/23
‡
1,630,000 1,099,179
ETSA Utilities Finance Pty. Ltd., 3.5000%, 8/29/24 5,480,000 3,628,777
Network Finance Co. Pty. Ltd., 3.5000%, 12/6/24 1,300,000 857,377
Network Finance Co. Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.2300%,
5.5792%, 12/6/24
‡
14,620,000 9,869,206
Network Finance Co. Pty. Ltd., 2.2500%, 11/11/26 570,000 345,601
Vistra Operations Co. LLC, 4.8750%, 5/13/24 (144A) $ 13,118,000 12,918,938
91,479,200
Total Corporate Bonds (cost $1,717,815,091) 1,672,170,626
Foreign Government Bonds - 6.4%
Kiwibank Ltd., 90 Day Australian Bank Bill Rate + 0.7000%, 5.0213%, 9/23/25
‡
AUD 17,230,000 11,581,082
Korea National Oil Corp., 0.8750%, 10/5/25 (144A) $ 7,100,000 6,418,258
New Zealand Government Bond, 0.5000%, 5/15/24 NZD 204,355,000 122,178,911
Total Foreign Government Bonds (cost $148,104,907) 140,178,251
Mortgage-Backed Securities - 2.4%
Connecticut Avenue Securities Trust
SOFR30A + 1.0000%, 6.0690%, 12/25/41 (144A)
‡
$ 3,922,457 3,888,571
SOFR30A + 2.5500%, 7.6190%, 7/25/42 (144A)
‡
2,938,578 3,000,455
SOFR30A + 2.5000%, 7.5690%, 9/25/42 (144A)
‡
5,648,372 5,727,622
SOFR30A + 2.4000%, 7.4690%, 12/25/42 (144A)
‡
5,852,584 5,957,923
SOFR30A + 2.5000%, 7.5690%, 4/25/43 (144A)
‡
3,479,032 3,531,095
SOFR30A + 2.3000%, 7.3690%, 5/25/43 (144A)
‡
4,165,317 4,228,659
SOFR30A + 1.7000%, 6.7690%, 7/25/43 (144A)
‡
3,592,924 3,601,927
FHLMC STACR Debt Notes
SOFR30A + 2.3000%, 7.3690%, 8/25/33 (144A)
‡
2,752,457 2,758,241

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2023

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC STACR Debt Notes - (continued)
SOFR30A + 2.1000%, 7.1690%, 4/25/43 (144A)
‡
$ 1,201,020 $ 1,219,408
FHLMC STACR REMIC Trust
SOFR30A + 2.3000%, 7.3690%, 8/25/42 (144A)
‡
4,861,863 4,938,856
SOFR30A + 2.1500%, 7.2190%, 9/25/42 (144A)
‡
1,906,102 1,916,719
SOFR30A + 2.1000%, 7.1690%, 3/25/43 (144A)
‡
4,246,006 4,296,263
FHLMC STACR Trust , SOFR30A + 2.0000% , 7.0690% , 5/25/43 (144A)
‡
2,482,371 2,496,551
FHLMC Structured Agency Credit Risk Debt Notes , SOFR30A + 2.0000% ,
7.0690% , 6/25/43 (144A)
‡
5,354,004 5,395,692
Pepper Residential Securities Trust No. 22
SOFR + 1.1145%, 6.1724%, 6/20/60 (144A)
‡
109,670 109,825
30 Day Australian Bank Bill Rate + 2.2500%, 6.3550%, 8/18/60
‡
AUD 462,693 312,077
Pepper Residential Securities Trust No. 24 , SOFR + 1.0145% , 6.0737% , 11/18/60
(144A)
‡
$ 69,000 69,166
TORRENS Trust , 30 Day Australian Bank Bill Rate + 1.6000% , 5.7000% , 1/12/46
‡
AUD 715,174 481,397
Total Mortgage-Backed Securities (cost $53,428,844) 53,930,447
Exchange Traded Fund - 1.3%
Janus Henderson AAA CLO ETF
£
(cost $27,667,778) 550,000 27,634,750
Investment Companies - 0.1%
Money Market Funds - 0.1%
Federated Hermes Government Obligations Tax-Managed Fund, Institutional Class,
5.0700%
∞
(cost $1,826,122) 1,826,122 1,826,122
Commercial Paper - 17.4%
AES Corp. (The), 6.0362%, 8/4/23 (Section 4(2)) $ 22,000,000 21,985,001
AutoNation, Inc., 5.9010%, 8/2/23 (Section 4(2)) 40,000,000 39,987,280
Dollar General Corp., 5.3308%, 8/1/23 (Section 4(2)) 8,800,000 8,798,665
Energy Transfer LP, 6.0010%, 8/1/23 (Section 4(2)) 47,250,000 47,242,520
Fiserv, Inc., 5.4308%, 8/1/23 (Section 4(2)) 30,000,000 29,995,433
General Motors Financial Co., Inc., 5.5508%, 8/1/23 (Section 4(2)) 5,000,000 4,999,226
Global Payments, Inc., 5.9810%, 8/1/23 (Section 4(2)) 43,500,000 43,492,799
Jabil, Inc., 6.1010%, 8/1/23 (Section 4(2)) 62,250,000 62,239,454
Jabil, Inc., 6.1010%, 8/2/23 (Section 4(2)) 61,750,000 61,729,049
Liberty Utilities Co., 5.5310%, 8/1/23 (Section 4(2)) 65,450,000 65,440,073
Total Commercial Paper (cost $385,971,944) 385,909,500
Total Investments (total cost $2,344,814,233 ) - 103.7% 2,291,651,232
Liabilities, net of Cash, Receivables and Other Assets - (3.7%) (80,767,147)
Net Assets - 100.0% $2,210,884,085
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 1,494,992,951 65.2%
Australia 345,259,630 15.1
New Zealand 133,759,993 5.8
Canada 99,399,353 4.4
Ireland 52,533,939 2.3
United Kingdom 52,053,881 2.3
Singapore 47,447,698 2.1

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2023

Summary of Investments by Country - (Long Positions) (unaudited) (continued)
Country Value
% of
Investment
Securities
Spain $ 27,329,641 1.2%
United Arab Emirates 12,822,300 0.5
Netherlands 12,692,927 0.5
Finland 6,940,661 0.3
South Korea 6,418,258 0.3
Total $ 2,291,651,232 100.0%
Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
7/31/23
Investment Company - 1.3%
Exchange Traded Fund - 1.3%
Janus Henderson AAA CLO ETF $ 1,116,995 $ – $ 772,750 $ 27,634,750
Market Value
at 10/31/22 Purchases Sales
Market Value
at 7/31/23
Investment Company - 1.3%
Exchange Traded Fund - 1.3%
Janus Henderson AAA CLO ETF $ 26,862,000 $ – $ – $ 27,634,750
Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
Bank of America N.A.
New Zealand Dollar 10/30/23 205,500,000 $ (126,917,006) $ (983,729)
–
J.P. Morgan Chase Bank
Canadian Dollar 10/30/23 97,200,000 (73,669,236) (263,370)
–
Morgan Stanley
Australian Dollar 10/30/23 479,200,000 (322,621,400) (1,271,509)
–
Total $(2,518,608)
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
Futures Short:
U.S. Treasury 2 Year Notes 682 9/29/23 $ (138,467,313) $ 2,114,413
U.S. Treasury 5 Year Notes 436 9/29/23 (46,573,656) 1,034,933
Total $3,149,346

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2023

Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Referenced Asset
Maturity
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation) Value
CDX.NA.IG.40-V1, Fixed Rate of 1.00% Paid Quarterly 6/20/28 $ 131,900,000 $ 1,214,189 $ (1,063,630) $ (2,277,819)
Schedule of Centrally Cleared Interest Rate Swaps
Payments made by F und
Payments
received by
Fund
Payment
Frequency
Maturity
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation) Value
3 Month BBR 5.6150% Fixed Quarterly 7/13/25 32,632,700 NZD $ – $ 42,039 $ 42,039
3 Month BBR 5.4400% Fixed Quarterly 7/27/25 63,455,000 NZD – (35,447) (35,447)
3 Month BBR 5.3775% Fixed Quarterly 7/19/25 32,632,700 NZD – (44,910) (44,910)
Total $– $(38,318) $(38,318)
Average Ending Monthly Value of Derivative Instruments During the Period Ended July 31, 2023
Futures contracts:
Average notional amount of contracts - short $611,024,617
Forward foreign currency exchange contracts:
Average amounts purchased - in USD 18,002,583
Average amounts sold - in USD 582,175,625
Credit default swaps:
Average notional amount - buy protection 179,833,333
Interest rate swaps:
Average notional amount - pay fixed rate/receive floating rate 25,980,979
Options:
Average value of option contracts purchased 167,770
Average value of option contracts written 88,741

Janus Henderson Short Duration Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2023

CDOR Canadian Dollar Offered Rate
ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corp.
ICE Intercontinental Exchange
LLC Limited Liability Company
LP Limited Partnership
plc Public Limited Company
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
SOFRINDX Secured Overnight Financing Rate Compounded Index
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the
Securities Act of 1933, as amended. The total value of Section 4(2) securities as of the period ended July 31, 2023 is $385,909,500 which represents 17.5% of net assets.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended July 31, 2023 is $379,739,813 which represents 17.2% of net assets.
‡ Variable or floating rate security. Rate shown is the current rate as of July 31, 2023. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

Janus Henderson Short Duration Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2023

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2023 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 10,001,536 $ —
Corporate Bonds — 1,672,170,626 —
Foreign Government Bonds — 140,178,251 —
Mortgage-Backed Securities — 53,930,447 —
Exchange Traded Fund 27,634,750 — —
Investment Companies 1,826,122 — —
Commercial Paper — 385,909,500 —
Total Investments in Securities $ 29,460,872 $ 2,262,190,360 $ —
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 42,039 $ —
Futures Contracts 3,149,346 — —
Total Other Financial Instruments $ 3,149,346 $ 42,039 $ —
Total Assets $ 32,610,218 $ 2,262,232,399 $ —
Liabilities
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 1,143,987 $ —
Forward Foreign Currency Exchange Contracts — 2,518,608 —
Total Liabilities $ — $ 3,662,595 $ —
(a) Other financial instruments include forward foreign currency exchange contracts, futures and swap contracts. Forward foreign currency exchange contracts, futures contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual shareholder report.
125-35-70333 09-23